Pension Plans and Similar Obligations	12 Months Ended
Dec. 31, 2025
Pension Plans and Similar Obligations
Pension plans and similar obligations

(B.4) Pension Plans and Similar Obligations

y Defined Contribution Plans

Amounts for domestic and foreign defined contribution plans are based on a percentage of the employees’ salaries or on the amount of contributions made by employees. In Germany and some other countries, we make contributions to public pension schemes that are operated by national or local government or similar institutions. Expenses for such local state pension plans are recognized as short-term employee benefits, that is, social security expenses.

y Defined Benefit Pension Plans

The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform. Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost. Total expenses on defined benefit pension plans comprise related current and past service costs as well as interest income and expense.

Total Expense of Pension Plans

€ millions	2025	2024	2023
Defined contribution plans	396	396	381
Defined benefit pension plans	99	39	57
Pension expenses	495	435	438

Defined Benefit Plans

Present Value of the Defined Benefit Obligations (DBO) and the Fair Value of the Plan Assets

					Other Foreign Post-
	Domestic Plans		Foreign Plans		Employment Plans		Total
€ millions	2025	2024	2025	2024	2025	2024	2025	2024
Present value of the DBO	1,229	1,204	796	752	333	285	2,358	2,241
Fair value of the plan assets	1,238	1,209	781	707	162	124	2,181	2,040
Net defined benefit liability (asset)[1]	0	0	59	61	171	161	230	222
thereof: Net defined benefit asset	0	0	-19	-18	0	-1	-19	-19
Net defined benefit liability	0	0	78	79	171	162	249	241

Net defined benefit asset as % of / Non-current other financial assets	0	0	0	0	0	0	0	0
Net defined benefit liability as % of / Non-current provisions	0	0	14	16	31	33	45	49

¹ after the effects of the asset ceiling

Of the present value of the DBO of our domestic plans, €1,179 million (2024: €1,150 million) relates to plans that provide for lump-sum payments not based on final salary; of the present value of the DBO of our foreign plans, €638 million (2024: €597 million) relates to plans that provide for annuity payments not based on final salary.

The following significant weighted average assumptions were used for the actuarial valuation of our domestic and foreign pension liabilities as well as other post-employment benefit obligations as at the respective measurement date:

Significant Actuarial Assumptions

	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
Percent	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate	3.9	3.4	3.5	1.9	1.5	2.0	5.7	5.3	5.3

The sensitivity analysis table below shows how the present value of all defined benefit obligations would have been influenced by reasonably possible changes to significant actuarial assumptions. The sensitivity analysis considers change in discount rate assumptions, holding all other actuarial assumptions constant.

Sensitivity Analysis

	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
€ millions	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,184	1,156	1,015	753	710	649	313	271	247	2,250	2,137	1,911
Discount rate was 50 basis points lower	1,278	1,256	1,108	843	798	727	338	292	266	2,459	2,346	2,101

Investments in Plan Assets

Our investment strategy on domestic benefit plans is to invest all contributions in stable insurance policies.

Our investment strategies for foreign benefit plans vary according to the conditions in the country in which the respective benefit plans are situated. We have adopted a long-term investment horizon for all major foreign benefit plans. Although our policy is to invest in a risk-diversified portfolio consisting of a mix of assets, both the defined benefit obligation and plan assets can fluctuate over time, which exposes the Group to actuarial and market (investment) risks. Depending on the statutory requirements in each country, it might be necessary to reduce any underfunding by addition of liquid assets.

Plan Asset Allocation

	2025		2024
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
€ millions	Active Market	Active Market	Active Market	Active Market
Total plan assets	781	1,400	701	1,338
thereof: Asset category
Equity investments	285	0	220	0
Corporate bonds	199	0	240	0
Insurance policies	11	1,400	10	1,337

Our expected contribution in 2026 to our domestic and foreign defined benefit pension plans is immaterial. The weighted duration of our defined benefit plans amounted to nine years as at December 31, 2025, and 10 years as at December 31, 2024.

Total future benefit payments from our defined benefit plans as at December 31, 2025, are expected to be €3,059 million (2024: €2,803 million). Of this amount, 72% (2024: 73%) have maturities of over five years, and 57% (2024: 58%) relate to domestic plans.